Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio - Select Insurance Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906